Long-term Debt - Revolver (Details) - Restated Credit Agreement - Revolver	1 Months Ended
	Sep. 30, 2016	Sep. 28, 2016
Debt covenants
Frequency of interest payments, option one	1 month
Frequency of interest payments, option two	2 months
Frequency of interest payments, option three	3 months
Frequency of interest payments, option four	6 months
Interest rate in effect at end of period (as a percent)		3.60%
Minimum
Debt covenants
Commitment fee on unused capacity (as a percentate)	0.30%
Maximum
Debt covenants
Commitment fee on unused capacity (as a percentate)	0.50%
ABR Loans | Alternate Base Rate | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	1.25%
ABR Loans | Alternate Base Rate | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	2.00%
ABR Loans | LIBOR
Debt covenants
Variable rate, description of rate	LIBOR
Basis spread on variable rate (as a percent)	1.00%
ABR Loans | New York Federal Reserve Bank Rate
Debt covenants
Variable rate, description of rate	New York Federal Reserve Bank
Basis spread on variable rate (as a percent)	0.50%
LIBOR Loans | LIBOR | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	2.25%
LIBOR Loans | LIBOR | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	3.00%